Income Taxes - Schedule of Reconciliation between Reported Income Tax (Benefit) Provision and Income Tax Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Amount
Income tax provision (benefit) computed at statutory rate	$ 27,754	$ 16,109	$ (10,344)
Permanent book/tax difference:
Stock-based compensation	8,259	5,501	67
Merger, acquisition and IPO-related costs	4,439
Other permanent differences	220	199	205
State and local income tax	12,019	2,814	(12,021)
Change in valuation allowance	(109,690)	(15,812)	30,545
Other	9	108	(63)
Income tax (benefit) provision	$ (56,990)	$ 8,919	$ 8,389
Percent of Pre-tax Income
Income tax provision (benefit) computed at statutory rate (as a percent)	35.00%	35.00%	35.00%
Permanent book/tax difference:
Stock-based compensation (as a percent)	10.40%	12.00%	(0.20%)
Merger, acquisition and IPO-related costs (as a percent)	5.60%
Other permanent differences (as a percent)	0.20%	0.40%	(0.70%)
State and local income tax (as a percent)	15.20%	6.10%	40.70%
Change in valuation allowance (as a percent)	(138.30%)	(34.40%)	(103.40%)
Other (as a percent)	0.00%	0.20%	0.20%
Income tax (benefit) provision (as a percent)	(71.90%)	19.40%	(28.40%)